EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages

FRESB 2018-SB48 Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2018-SB48		Federal Home Loan Mortgage Corporation(1)(2)	236	559,359,841.00	100.00	4	7,228,000.00	1.29	0	0.00	0.00	0	0.00	0.00	4	7,228,000.00	1.29	0	0.00	0.00	4	7,228,000.00	1.29

Issuing Entity Subtotal			236	559,359,841.00	100.00	4	7,228,000.00	1.29	0	0.00	0.00	0	0.00	0.00	4	7,228,000.00	1.29	0	0.00	0.00	4	7,228,000.00	1.29

WFRBS Commercial Mortgage Trust 2014-C22, Commercial Mortgage Pass-Through Certficates, Series 2014-C22	X	Wells Fargo Bank, National Association	34	660,152,359.00	44.38	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1616666		The Royal Bank of Scotland	18	311,373,307.00	20.93	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	21	158,381,467.00	10.65	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Prudential Mortgage Capital Company, LLC	9	109,719,609.00	7.38	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		NCB, FSB	20	67,614,088.00	4.55	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC	17	63,291,423.00	4.25	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Basis Real Estate Capital II, LLC(3)	6	58,594,540.00	3.94	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	15,348,545.00	1.13	0	0.00	0.00	1	15,348,545.00	1.13
		Walker & Dunlop Commercial Property Funding I WF, LLC	4	58,473,000.00	3.93	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			129	1,487,599,794.00	100.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	15,348,545.00	1.13	0	0.00	0.00	1	15,348,545.00	1.13

Commercial Mortgages Asset Class Total			365	2,046,959,635.00		4	7,228,000.00		0	0.00		0	0.00		5	22,576,545.00		0	0.00		5	22,576,545.00

(1) Per the underlying trust documents, Federal Home Loan Morgtage Corporation ("Freddie Mac") is the mortgage loan seller. With respect to the assets that were subject to demand, CBRE Capital Markets, Inc. was the underlying Originator.

(2) LNR Partners, LLC, as special servicer for Loan No. 57 (4611 S. Drexel), Loan No. 137 (6217 S. Dorchester), Loan No. 179 (6250 S. Mozart), and Loan No. 218 (7255 S. Euclid) (together, the "Loans") claimed in a letter dated September 12, 2019 that Federal Home Loan Mortgage Corporation ("Freddie Mac", as the Mortgage Loan Seller) breached the representations and warranties made in the related mortgage loan purchase agreement due to an August 18, 2018, securities fraud complaint filed by the U.S. Securities and Exchange Commission (the "SEC") against the sponsor of the borrowers of each of the Loans. The repurchase request asserts that there have been challenges to the Issuing Entity's lien priority of the Loans in the pending SEC receivership proceeding and that title insurance has been denied. On September 24, 2019, Freddie Mac rejected the claim for breach of representation or warranty for several reasons including (i) the priority of the Issuing Entity's liens related to the Loans remain in dispute and subject to adjudication and (ii) the title insurer has not declined coverage, and, therefore, no defect in any title policy has been established.

(3) CWCapital Asset Management LLC, as special servicer for Loan No. 22, Alpha Health Center, claimed in a letter dated December 19, 2017, that Basis Real Estate Capital II, LLC ("Basis") breached the representations and warranties made in the related mortgage loan purchase agreement due to the existence of a lawsuit that was filed against the sponsor of 300 E. Pulaski, LLC (the "Borrower"). On February 7, 2018, Basis rejected the claim for breach of representation or warranty for several reasons including (i) the lawsuit was filed after Basis had already conducted its due diligence on the Borrower and the sponsor of the Borrower and (ii) the lawsuit in question was served on the sponsor of the Borrower after Basis had originated the Alpha Health Center Loan. Basis has requested that CWCapital rescind its repurchase demand.